PRINCIPAL BUSINESS ACTIVITY AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	9 Months Ended		12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Oct. 31, 2011	Oct. 31, 2010
Total	171,141,067	27,414,418	226,819,663	133,965,228
Warrant [Member]
Total	114,738,770	96,994	137,841,857	103,139,628
Stock Options [Member]
Total	44,807,424	27,317,424	27,317,424	26,467,424
Convertible Debt Securities [Member]
Total	11,594,873	0	61,660,382	4,358,176